Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets
14. Intangible assets

Accounting policy

Intangible assets include assets acquired from third parties, and are recognized according to the criteria below:

• Goodwill is shown as intangible assets corresponding to the positive difference between the amount paid or payable to the seller and the fair value of the identifiable assets and liabilities assumed of the acquired entity. Goodwill is tested for impairment annually or more frequently when there is indication that the goodwill might be impaired. Goodwill is allocated to the cash generating units, which represent the lowest level at which goodwill is monitored for impairment testing purposes.

• Other intangible assets acquired from third parties, such as software, technology, and commercial property rights, are measured at the amount paid on acquisition and amortized using the straight-line method, according to their useful lives, and are reviewed annually.

• The decarbonization credits (“CBIOS”) acquired are recorded at historical cost in intangible assets, being prescribed according to decree in the year to fulfill the individual target set by the National Agency of Petroleum, Natural Gas and Biofuels (“ANP”) and are not amortized. These assets are used to settle the annual decarbonization obligation adopted by Brazilian National Biofuels Policy (“RenovaBio”), implemented by Law No. 13,576/2017, with additional regulations established by Decree No. 9,888/2019 and Ordinance No. 419 of November 20, 2019 issued by the Brazilian Ministry of Mines and Energy. The obligation is recorded under a specific line item of the statement of financial position and is measured according to the target established by the ANP, through the average acquisition cost of credits acquired or the fair value of credits traded on B3 on the closing date for the credits to be acquired.

The Company and its subsidiaries have goodwill and brands acquired in business combinations, which are evaluated as intangible assets with indefinite useful life.

	Weighted average useful life (years)	Balance as of December 31, 2024	Additions	Amortization	Transfers (i)	Write-offs	Translation adjustment	Acquisition of subsidiaries (ii)	Balance as of December 31, 2025
Cost:
Goodwill (a)	-	982,359	‐	‐	‐	(51,100)	‐	436,187	1,367,446
Software (b)	5	1,707,645	330,898	‐	13,486	(34,494)	(1,604)	146,530	2,162,461
Customer contracts	12	‐	‐	‐	‐	‐	(210)	838,359	838,149
Distribution rights	13	176,687	40,932	‐	8,918	‐	‐	29,092	255,629
Brands (c)	-	61,366	‐	‐	‐	(11)	‐	-	61,355
Trademark rights (c)	30	121,001	28	‐	9,868	‐	‐	‐	130,897
Intangible assets in progress	‐	‐	13,409	‐	(6,223)	(2,204)	-	34,438	39,420
Decarbonization credits (CBIO)	-	322	370,501	‐	‐	(370,823)	‐	‐	‐
Others	3	10,611	61	‐	4,151	(43)	‐	1,690	16,470
		3,059,991	755,829	‐	30,200	(458,675)	(1,814)	1,486,296	4,871,827
Accumulated amortization:
Software	‐	(1,013,618)	‐	(253,814)	(1,081)	33,680	252	(103,233)	(1,337,814)
Customer contracts	‐	‐	‐	(48,553)	‐	‐	129	(4,517)	(52,941)
Distribution rights	‐	(110,819)	‐	(10,711)	‐	-	‐	-	(121,530)
Trademark rights	‐	(22,997)	‐	(7,819)	(9,703)	3,084	‐	-	(37,435)
Others	‐	(4,227)	‐	(8,415)	4,741	2,272	‐	-	(5,629)
		(1,151,661)	‐	(329,312)	(6,043)	39,036	381	(107,750)	(1,555,349)

Intangible assets, net		1,908,330	755,829	(329,312)	24,157	(419,639)	(1,433)	1,378,546	3,316,478

(i)	Refers to R$ 24,157 received in transfer from property, plant and equipment.
(ii)	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).

	Weighted average useful life (years)	Balance as of December 31, 2023	Additions	Amortization	Transfers	Write-offs	Translation adjustment	Acquisition of subsidiaries	Balance as of December 31, 2024
Cost:
Goodwill (a)	-	943,125	‐	-	(115)	-	‐	39,349	982,359
Software (b)	5	1,503,601	226,098	‐	(18,475)	(3,969)	108	282	1,707,645
Distribution rights	14	155,174	20,101	‐	1,412	-	‐	‐	176,687
Brands (c)	-	62,303	‐	‐	(948)	‐	‐	11	61,366
Trademark rights (c)	30	120,960	41	‐	‐	`‐	‐	‐	121,001
Others	3	15,127	224	‐	(4,211)	(529)	‐	‐	10,611
Decarbonization credits (CBIO)	-	710,710	713,453	‐	(389)	(1,423,452)	‐	‐	322
		3,511,000	959,917	-	(22,726)	(1,427,950)	108	39,642	3,059,991
Accumulated amortization:
Software		(826,773)	‐	(222,487)	32,886	2,756	‐	-	(1,013,618)
Distribution rights		(106,145)	‐	(4,860)	16	170	‐	‐	(110,819)
Trademark rights		(18,931)	‐	(4,389)	‐	323	‐	‐	(22,997)
Others		(5,234)	‐	(301)	-	1,308	‐	‐	(4,227)
		(957,083)	‐	(232,037)	32,902	4,557	‐	-	(1,151,661)

Intangible assets, net		2,553,917	959,917	(232,037)	10,176	(1,423,393)	108	39,642	1,908,330

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions	Amortization	Transfers (i)	Write-offs	Foreign exchange variations	Acquisition of subsidiaries	Balance as of 12/31/2023

Cost:
Goodwill (a)	-	917,775	-	‐	‐	-	‐	25,350	943,125
Software (b)	5	1,299,088	273,310	‐	1,086	(79,909)	‐	10,026	1,503,601
Distribution rights	15	114,593	1,357	‐	‐	-	‐	39,224	155,174
Brands (c)	-	65,647	-	‐	‐	-	(3,344)	‐	62,303
Trademark rights (c)	30	114,792	25	‐	‐	-	‐	6,143	120,960
Others	3	177	‐	‐	‐	(3)	‐	14,953	15,127
Decarbonization credits (CBIO)	-	232,305	778,885	‐	‐	(300,480)	‐	‐	710,710
		2,744,377	1,053,577	‐	1,086	(380,392)	(3,344)	95,696	3,511,000
Accumulated amortization:
Software		(708,659)	‐	(192,976)	‐	79,720	‐	(4,858)	(826,773)
Distribution rights		(102,037)	‐	(2,956)	‐	‐	‐	(1,152)	(106,145)
Trademark rights		(14,930)	‐	(3,889)	‐	‐	‐	(112)	(18,931)
Others		(402)	‐	(4,835)	‐	3	‐	‐	(5,234)
		(826,028)	‐	(204,656)	‐	79,723	‐	(6,122)	(957,083)

Net amount		1,918,349	1,053,577	(204,656)	1,086	(300,669)	(3,344)	89,574	2,553,917

(i)	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.

a. Goodwill

The remaining net balance of goodwill on the following acquisitions is assessed for impairment annually or more frequently when there is indication that the goodwill might be impaired. The amount is made up of the following acquisitions.

	Segment	12/31/2025	12/31/2024
Goodwill on the acquisition of:
Hidrovias (28.b)	Hidrovias	341,084	‐
Ipiranga (i)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Neoagro Diesel	Ipiranga	62,833	‐
Stella	Ultragaz	51,951	103,051
Temmar	Ultracargo	43,781	43,781
Ultragaz Comercializadora de Energia	Ultragaz	42,260	52,038
Petrovila	Ipiranga	34,934	‐
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Neogás	Ultragaz	7,761	7,761
Mi TRR	Ipiranga	5,383	‐
Baden	Hidrovias	1,731	-
Serra Diesel	Ultrapar	1,413	1,413
TEAS	Ultracargo	797	797
		1,367,446	982,359

As of December 31, 2025, the Company assessed the balances of goodwill shown in the table above for impairment The determination of value in use involves assumptions, judgments, and estimates of cash flows, such as growth rates of revenues, costs and expenses, estimates of investments and working capital, and discount rates. The assumptions about growth projections of future cash flows are based on the Company’s business plan of its operating segments, as well as comparable market data, and represent management’s best estimate of the future economic conditions. The main key assumptions used by the Company to calculate the value in use are described below.

Period of evaluation: period of five years, after which the Company calculates the perpetuity, considering the possibility of carrying the business on indefinitely.

Discount rate and real growth rate: the nominal discount and real growth rates used to extrapolate the projections at December 31, 2025 ranged from 11.2% to 12.7% and -0.5% to 0.5% p.a., respectively, depending on the acquisition analyzed.

Revenue from sales and services, costs and expenses, and gross margin: considers the budget prepared for 2026 and the long-term strategic plan prepared by Management and presented to the Board of Directors.

As of December 31, 2025, the Company, through its subsidiary Ultragaz Ultragaz Energia Ltda., recorded impairment loss of R$ 51,100, related to the goodwill of Stella. As of December 31, 2024, the Company and its subsidiaries did not record any impairment loss of assets.

Goodwill from investments in joint ventures and associates is presented under investments, for further information see Note 11.

b. Software

Includes user licenses and costs for the implementation of the various systems used by the Company and its subsidiaries: integrated management and control, financial management, foreign trade, industrial automation, operational and storage management, accounting information, and other systems. Also include costs related to software in progress in the amount of R$ 292,604 in 2025 (R$ 84,421 in 2024 and R$ 11,200 in 2023).

c. Brands and trademarks rights

Brands are represented by the acquisition cost of the ‘am/pm’ brand in Brazil and the NEOgás brand, acquired in the business combination, and Chevron and Texaco trademarks rights.